Pension Schemes - Summary of Net Pension Obligations and Net Pension Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net pension assets	£ 6	£ 22
Net pension obligation	(439)	(350)	£ (636)
US [member] | Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Net pension assets	6	22
Net pension obligation	(439)	(350)
Overall net pension obligation	£ (433)	£ (328)